Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2010
REGULATORY ASSETS AND LIABILITIES

9. REGULATORY ASSETS & LIABILITIES

The Company has recorded regulatory assets and liabilities that it expects to pass through to its customers in accordance with, and subject to, regulatory provisions as follows:

	December 31,
	2010	2009	Recovery Period

REGULATORY ASSETS	(in millions)
Current regulatory assets:
Brazil tariff recoveries:(1)
Energy purchases	$62	$144	Over tariff reset period
Transmission costs, regulatory fees and other	82	120	Over tariff reset period
El Salvador tariff recoveries(2)	67	125	Over tariff reset period
Other(3)	1	6	Various
Total current regulatory assets	212	395

Noncurrent regulatory assets:
Defined benefit pension obligations at IPL(4)(5)	235	217	Various
Income taxes recoverable from customers(4)(6)	66	70	Various
Brazil tariff recoveries:(1)
Energy purchases	18	22	Over tariff reset period
Transmission costs, regulatory fees and other	32	30	Over tariff reset period
Other (3)	119	111	Various
Total noncurrent regulatory assets	470	450
TOTAL REGULATORY ASSETS	$682	$845

REGULATORY LIABILITIES
Current regulatory liabilities:
Efficiency program costs(7)	$58	$133	Over tariff reset period
Brazil tariff recoveries:(1)
Energy purchases	118	61	Over tariff reset period
Transmission costs, regulatory fees and other	71	67	Over tariff reset period
Other(8)	39	35	Various
Total current regulatory liabilities	286	296

Noncurrent regulatory liabilities:
Asset retirement obligations (9)	509	482	Over life of assets
Brazil special obligations(10)	435	402	To be determined
Brazil tariff recoveries:(1)
Energy purchases	69	42	Over tariff reset period
Transmission costs, regulatory fees and other	57	35	Over tariff reset period
Efficiency program costs(7)	54	4	Over tariff reset period
Other(8)	13	17	Various
Total noncurrent regulatory liabilities	1,137	982
TOTAL REGULATORY LIABILITIES	$1,423	$1,278

(1)       Recoverable per National Electric Energy Agency (“ANEEL”) regulations through the Annual Tariff Adjustment (“IRT”). These costs are generally non-controllable costs and primarily consist of purchased electricity, energy transmission costs and sector costs that are considered volatile. These costs are recovered in 24 installments through the annual IRT process and are amortized over the tariff reset period.

(2)       Deferred fuel costs incurred by our El Salvador subsidiaries associated with purchase of energy from the El Salvador spot market and the power generation plants. In El Salvador, the deferred fuel adjustment represents the variance between the actual fuel costs and the fuel costs recovered in the tariffs. The variance is recovered semi-annually at the tariff reset period.

(3)       Includes assets with and without a rate of return. All current regulatory assets earned a rate of return as of December 31, 2010 and 2009. Other noncurrent regulatory assets that did not earn a rate of return were $95 million and $90 million, as of December 31, 2010 and 2009, respectively. Those without a rate of return that are recoverable primarily consist of transmission service costs and other administrative costs from IPL's participation in the Midwest ISO market. Recovery of costs is probable, but the timing is not yet determined.

(4)       Past expenditures on which the Company does not earn a rate of return.

(5)       The regulatory accounting standards allow the defined pension and postretirement benefit obligation to be recorded as a regulatory asset equal to the previously unrecognized actuarial gains and losses and prior service costs that are expected to be recovered through future rates. Pension expense is recognized based on the plan's actuarially determined pension liability. Recovery of costs is probable, but not yet determined. Pension contributions made by our Brazilian subsidiaries are not included in regulatory assets as those contributions are not covered by the established tariff in Brazil.

(6)       Probable of recovery through future rates, based upon established regulatory practices, which permit the recovery of current taxes. This amount is expected to be recovered, without interest, over the period as book-tax temporary differences reverse and become current taxes.

(7)       Payments received for costs expected to be incurred to improve the efficiency of our plants in Brazil that are refunded as part of the IRT.

(8)       Other Current and Noncurrent Regulatory Liabilities consist of:

•       Deferred fuel costs, which are expected to be refunded to customers as a credit against future fuel adjustment charges. In the United States, deferred fuel costs at IPL represent variances between estimated and actual fuel and purchased power costs. IPL is required to refund overestimated fuel and purchased power costs in future rates.

•       Penalties and fees from regulators at our Brazilian subsidiaries.

•       Financial transmission rights used to hedge exposure in the Midwest ISO market that are credited per specific rate orders.

•       The cost incurred by electricity generators due to variance in energy prices during rationing periods (Free Energy). Our Brazilian subsidiaries are authorized to recover or refund this cost associated with monthly energy price variances between the wholesale energy market prices owed to the power generation plants producing Free Energy and the capped price reimbursed by the local distribution companies which are passed through to the final customers through energy tariffs.

(9)       Obligations for removal costs which do not have an associated legal retirement obligation as defined by the accounting standards on asset retirement obligations.

(10)       Obligations established by ANEEL in Brazil associated with electric utility concessions and represent amounts received from customers or donations not subject to return. These donations are allocated to support energy network expansion and to improve utility operations to meet customers' needs. The term of the obligation is established by ANEEL. Settlement shall occur when the concession ends.

The current regulatory assets and liabilities are recorded in “Other current assets” and “Accrued and other liabilities,” respectively, on the accompanying Consolidated Balance Sheets. The noncurrent regulatory assets and liabilities are recorded in “Other assets” and “Other long-term liabilities,” respectively, in the accompanying Consolidated Balance Sheets.

The following table summarizes regulatory assets by region as of December 31, 2010 and 2009:

	December 31,
	2010	2009

	(in millions)
Latin America	$265	$445
North America	417	400
Total regulatory assets	$682	$845

The following table summarizes regulatory liabilities by region as of December 31, 2010 and 2009:

	December 31,
	2010	2009

	(in millions)
Latin America	$897	$772
North America	526	506
Total regulatory liabilities	$1,423	$1,278